UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Diversified Income Fund
Class IA
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$83	0.79%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Diversified Income Fund returned 8.94%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Positive structural duration contributed to performance, benefiting from falling rates especially earlier in the year as U.S. Treasury yields fell across the curve. These gains were sustained despite yield curve steepening in the latter half of the year.

↑	Overweight allocations to investment-grade and high-yield corporate credit were additive to performance as corporate credit spreads tightened over the period.
↑
Within mortgage credit, commercial mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) allocations contributed to performance. Demand for commercial real estate has been resilient in the face of labor market softness, sticky inflation and tariffs impacts. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

↑
Prepayment strategies contributed to performance - namely interest-only and MBS allocations. Agency MBS has outperformed other securitized sectors mainly due to tighter spreads, strong bank demand, and falling mortgage rates.

↑
Emerging markets (EM) exposures contributed to performance. EM assets ended the year on a firm footing, helped by a U.S. Federal Reserve rate cut and supportive financial conditions. Despite a maturing EM easing cycle, the anchoring of longer-term inflation expectations in several countries supported lower bond yields.

Top detractors from performance:
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, swaps and swaptions to manage duration and yield curve positioning. Credit default swaps were used for hedging credit risk, gaining liquid exposure to individual names, hedging market risk and for gaining exposure to specific sectors. In aggregate, these derivatives contributed to performance. Foreign exchange contracts were used to manage currency exposure, which detracted from performance.
Putnam VT Diversified Income Fund	PAGE 1	39058-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	8.94	2.08	3.30
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. Treasury Bill Index	4.28	3.18	2.20
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance benefited from gains related to settlement of security litigations recognized in May 2020.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$100,194,088
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	569
Total Management Fee Paid	$535,007
Portfolio Turnover Rate	391%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Diversified Income Fund	PAGE 2	39058-ATSIA-0226

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Albert W. Chan, CFA, Patrick A. Klein, Ph.D., Michael V. Salm and Matthew J. Walkup.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 3	39058-ATSIA-0226

Putnam VT Diversified Income Fund
Class IB
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$108	1.04%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Diversified Income Fund returned 8.58%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.28% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Positive structural duration contributed to performance, benefiting from falling rates especially earlier in the year as U.S. Treasury yields fell across the curve. These gains were sustained despite yield curve steepening in the latter half of the year.

↑	Overweight allocations to investment-grade and high-yield corporate credit were additive to performance as corporate credit spreads tightened over the period.
↑
Within mortgage credit, commercial mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (RMBS) allocations contributed to performance. Demand for commercial real estate has been resilient in the face of labor market softness, sticky inflation and tariffs impacts. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

↑
Prepayment strategies contributed to performance - namely interest-only and MBS allocations. Agency MBS has outperformed other securitized sectors mainly due to tighter spreads, strong bank demand, and falling mortgage rates.

↑
Emerging markets (EM) exposures contributed to performance. EM assets ended the year on a firm footing, helped by a U.S. Federal Reserve rate cut and supportive financial conditions. Despite a maturing EM easing cycle, the anchoring of longer-term inflation expectations in several countries supported lower bond yields.

Top detractors from performance:
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, swaps and swaptions to manage duration and yield curve positioning. Credit default swaps were used for hedging credit risk, gaining liquid exposure to individual names, hedging market risk and for gaining exposure to specific sectors. In aggregate, these derivatives contributed to performance. Foreign exchange contracts were used to manage currency exposure, which detracted from performance.
Putnam VT Diversified Income Fund	PAGE 1	39058-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	8.58	1.81	3.03
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. Treasury Bill Index	4.28	3.18	2.20
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance benefited from gains related to settlement of security litigations recognized in May 2020.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$100,194,088
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	569
Total Management Fee Paid	$535,007
Portfolio Turnover Rate	391%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Diversified Income Fund	PAGE 2	39058-ATSIB-0226

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Albert W. Chan, CFA, Patrick A. Klein, Ph.D., Michael V. Salm and Matthew J. Walkup.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 3	39058-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Diversified
Income Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 32
Notes to Financial Statements 36
Report of Independent Registered Public Accounting Firm 53
Tax Information 54
Changes In and Disagreements with Accountants 55
Results of Meeting(s) of Shareholders 55
Remuneration Paid to Directors, Officers and Others 55
Board Approval of Management and Subadvisory Agreements 55

Putnam Variable Trust
Financial Highlights
Putnam VT Diversified Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.59 $4.62 $4.70 $5.26 $5.69
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.27 0.26 0.15 0.23
Net realized and unrealized gains (losses) ........... 0.15 —
c
(0.04) (0.24) (0.61)
Total from investment operations .................... 0.39 0.27 0.22 (0.09) (0.38)
Less distributions from:
Net investment income .......................... (0.30) (0.30) (0.30) (0.36) (0.05)
Net realized gains ............................. — — — (0.11) —
Total distributions ............................... (0.30) (0.30) (0.30) (0.47) (0.05)
Net asset value, end of year ....................... $4.68 $4.59 $4.62 $4.70 $5.26
Total return
d
................................... 8.94% 6.09% 5.01% (2.06)% (6.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.83% 0.89% 0.85% 0.77%
Expenses net of waiver and payments by affiliates
e
...... 0.79% 0.80% 0.81% 0.81% 0.77%
Net investment income ........................... 5.29% 6.07% 5.92% 3.17% 4.07%
Supplemental data
Net assets, end of year (000’s) ..................... $37,779 $39,624 $41,289 $45,181 $50,798
Portfolio turnover rate ............................ 391% 926% 1395% 1417% 1115%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $4.62 $4.65 $4.72 $5.28 $5.71
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.27 0.25 0.14 0.21
Net realized and unrealized gains (losses) ........... 0.15 (0.01) (0.04) (0.25) (0.60)
Total from investment operations .................... 0.38 0.26 0.21 (0.11) (0.39)
Less distributions from:
Net investment income .......................... (0.29) (0.29) (0.28) (0.34) (0.04)
Net realized gains ............................. — — — (0.11) —
Total distributions ............................... (0.29) (0.29) (0.28) (0.45) (0.04)
Net asset value, end of year ....................... $4.71 $4.62 $4.65 $4.72 $5.28
Total return
c
................................... 8.58% 5.76% 4.82% (2.35)% (6.95)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.08% 1.14% 1.10% 1.02%
Expenses net of waiver and payments by affiliates
d
...... 1.04% 1.05% 1.06% 1.06% 1.02%
Net investment income ........................... 5.04% 5.82% 5.65% 2.86% 3.81%
Supplemental data
Net assets, end of year (000’s) ..................... $62,415 $65,946 $68,605 $71,937 $112,542
Portfolio turnover rate ............................ 391% 926% 1395% 1417% 1115%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Diversified Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 2.9%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 20,000 $ 21,750
a,b
BWX Technologies, Inc. , Senior Note , 144A, 0.95% , 11/01/30 .. United States 20,000 19,110
40,860
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 25,000 42,550
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 36,000 45,338
Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 12,000 17,674
a,b
Senior Note, 144A, 1.23%, 9/15/28 .................... United States 30,000 29,025
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 42,000 55,839
a
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 120,000 128,100
230,638
Broadline Retail 0.1%
a
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 61,000 61,945
Capital Markets 0.0%
†
a,b
Coinbase Global, Inc. , Senior Note , 144A, 1.62% , 10/01/32 .... United States 30,000 26,910
a
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 21,000 21,090
a
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 20,000 20,570
68,570
Communications Equipment 0.1%
a
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 38,000 81,415
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 41,000 46,810
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 26,000 39,551
Diversified REITs 0.1%
a
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 75,000 76,238
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 43,000 53,470
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 46,000 47,385
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 58,000 63,727
164,582
Electrical Equipment 0.1%
a,b
Bloom Energy Corp. , Senior Note , 144A, 2.78% , 11/15/30 ..... United States 61,000 53,375
Electronic Equipment, Instruments & Components 0.1%
a
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 20,000 19,760
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 59,000 59,774
a
Mirion Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 United States 35,000 37,975
a
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 30,000 29,571
147,080

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 59,000 $ 74,783
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 21,000 30,565
Senior Note, 2.875%, 1/15/30 ........................ United States 47,000 49,491
154,839
Financial Services 0.2%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 53,000 47,673
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 48,000 46,248
93,921
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 45,000 48,533
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 58,000 75,371
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 74,000 68,136
a
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 24,000 29,028
97,164
Health Care REITs 0.1%
a
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 33,000 64,713
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 32,000 48,400
113,113
Hotels, Restaurants & Leisure 0.1%
a
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 61,000 63,867
a
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 25,000 27,953
91,820
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 42,000 41,517
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 21,000 19,913
IT Services 0.2%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 54,000 54,270
a
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 40,000 43,580
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 64,000 95,168
193,018
Life Sciences Tools & Services 0.1%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 48,000 52,680
Machinery 0.0%
†
a
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 21,000 21,798
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 33,000 35,376

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Office REITs 0.0%
†
a
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 30,000 $ 29,115
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 27,000 27,823
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 31,000 30,461
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 42,000 53,676
a
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 21,000 26,166
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 33,000 31,301
141,604
Software 0.3%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 39,000 38,025
a,b
Commvault Systems, Inc. , Senior Note , 144A, 2.58% , 9/15/30 .. United States 21,000 18,627
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 53,000 53,066
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 56,000 61,712
a,b
IREN Ltd. , Senior Note , 144A, 5.55% , 7/01/31 .............. Australia 10,000 7,430
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 42,000 40,614
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 36,000 36,513
a,b
Rubrik, Inc. , Senior Note , 144A, 0.35% , 6/15/30 ............ United States 37,000 36,426
a,b
Terawulf, Inc. , Senior Note , 144A, 2.27% , 5/01/32 ........... United States 93,000 80,677
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 36,000 36,486
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 25,000 24,731
434,307
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 22,000 32,692
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 43,000 71,650
104,342
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 9,000 30,272
Total Convertible Bonds (Cost $ 2,741,571) ...................................
2,905,478
Corporate Bonds 29.6%
Aerospace & Defense 1.2%
ATI, Inc. ,
Senior Note, 4.875%, 10/01/29 ....................... United States 265,000 265,349
Senior Note, 7.25%, 8/15/30 ......................... United States 15,000 15,856
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 8,000 7,583
Senior Note, 2.7%, 2/01/27 .......................... United States 92,000 90,701
Senior Note, 6.298%, 5/01/29 ........................ United States 267,000 283,499
a
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 45,000 47,605
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 195,000 195,367
a
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 90,000 94,232
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 35,000 36,459
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 15,000 15,573
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 40,000 41,693
1,093,917

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.2%
a
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 200,000 $ 190,866
Banks 1.9%
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 285,000 296,227
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 135,000 135,362
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 275,000 275,926
a
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 200,000 201,566
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 540,000 548,636
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 95,000 96,190
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 265,000 274,631
1,828,538
Biotechnology 0.2%
a
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 200,000 205,108
Broadline Retail 0.2%
Amazon.com, Inc. , Senior Note , 4.1% , 11/20/30 ............
United States 65,000 65,090
a
Wayfair LLC , Senior Secured Note , 144A, 6.75% , 11/15/32 .... United States 100,000 102,925
168,015
Building Products 0.8%
a
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 35,000 36,637
a
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 10,221
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 35,000 35,948
a
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 120,000 123,098
a
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 100,000 104,498
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 45,000 46,869
a
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 255,000 272,944
a
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5% , 8/15/32 ..................... United States 80,000 82,420
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 70,000 71,547
784,182
Capital Markets 1.1%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 270,000 276,771
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 265,000 276,781
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 405,000 413,478
a
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 65,000 67,465
1,034,495
Chemicals 0.5%
a
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 25,000 25,712
a,c
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 200,000 117,000

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
Celanese US Holdings LLC , Senior Bond , 6.879% , 7/15/32 ....
United States 4,000 $ 4,166
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 65,000 51,501
a
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 265,000 267,495
465,874
Commercial Services & Supplies 0.8%
a,c
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 35,375
a
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 118,000 118,085
a
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 175,000 180,993
a
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 285,000 EUR 336,670
a
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 25,000 26,912
a
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 240,000 247,636
945,671
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 135,000 138,364
Construction & Engineering 0.0%
†
a
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 30,000 31,740
Consumer Finance 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 200,000 202,285
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 85,000 84,893
a
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 250,000 263,750
a
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 213,000 221,829
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 202,574
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 35,000 35,058
1,010,389
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 60,000 60,534
a
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 115,000 118,329
178,863
Distributors 0.2%
a
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 158,000 165,381
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 275,000 278,374
Diversified Telecommunication Services 0.7%
a
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 140,000 137,435
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 275,000 275,286
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 250,000 228,671
a
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 35,000 35,691

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
a
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 75,000 $ 77,326
754,409
Electric Utilities 1.7%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 130,000 137,399
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 130,000 133,308
a
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25% , 11/01/34 ................... United States 230,000 236,429
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 105,000 106,446
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 130,000 136,145
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 275,000 273,217
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 170,000 176,503
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 295,000 283,257
a
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 155,000 153,130
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 120,000 126,467
1,762,301
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 75,000 74,938
Energy Equipment & Services 0.2%
a
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 35,000 36,004
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 50,000 51,086
a
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 135,000 141,127
228,217
Entertainment 0.2%
a
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 210,000 218,902
Financial Services 0.9%
a
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 35,000 35,744
a
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 225,000 249,702
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 260,000 274,267
a
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 35,000 36,581
a
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 230,000 237,518
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 120,000 125,264
959,076
Food Products 0.2%
a
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 115,000 120,103
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 73,000 70,334
190,437
Ground Transportation 0.4%
a
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 200,000 197,890
a
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 211,463
409,353

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 55,000 $ 55,159
Senior Note, 4.8%, 8/14/29 .......................... United States 135,000 138,027
193,186
Health Care Providers & Services 0.8%
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 110,000 115,467
a
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 110,000 114,572
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,565
a
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 295,000 290,880
Tenet Healthcare Corp. ,
a
Senior Note, 144A, 6%, 11/15/33 ...................... United States 50,000 51,511
Senior Secured Note, 6.75%, 5/15/31 .................. United States 260,000 270,673
858,668
Health Care REITs 0.2%
a
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 155,000 165,645
Hotel & Resort REITs 0.3%
a
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 120,000 124,532
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 40,000 41,743
a
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 110,000 113,667
279,942
Hotels, Restaurants & Leisure 1.7%
a
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 130,000 127,105
a
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 131,000 135,733
a
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 120,000 121,391
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 45,000 46,316
a
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 100,000 EUR 119,186
a
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 115,000 117,751
a
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 120,000 120,006
a
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 40,000 40,848
a
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 50,000 51,132
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 72,000 74,528
Senior Note, 144A, 6%, 2/01/33 ...................... United States 143,000 146,982
a
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 165,000 156,565
Viking Cruises Ltd. ,
a
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 230,000 246,421
a
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 230,000 249,022
1,752,986
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 28,000 27,381
Senior Note, 6.625%, 5/15/32 ........................ United States 8,000 7,772

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
a
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 276,000 $ 277,905
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 145,000 142,696
a
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 120,000 118,438
574,192
Independent Power and Renewable Electricity Producers 0.3%
a
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 208,676
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 130,000 134,187
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 45,000 44,902
387,765
Insurance 1.0%
a
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 120,000 125,456
a
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 80,000 83,050
a
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 130,000 133,599
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 130,000 136,172
a
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 150,000 150,656
a
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 115,000 120,612
a
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 135,000 138,162
a
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 175,000 181,541
1,069,248
Interactive Media & Services 0.1%
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 145,000 145,476
IT Services 0.4%
a
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 145,000 135,786
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 295,000 284,711
420,497
Leisure Products 0.2%
a
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 155,000 151,302
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 75,000 75,265
Machinery 0.1%
a
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 65,000 66,736
Media 0.6%
a
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 170,000 179,758
a
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 68,000 68,396
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 92,000 97,136
a
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................. United States 44,000 46,599

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 160,000 $ 167,219
559,108
Metals & Mining 0.9%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 135,000 152,558
a
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 55,000 56,444
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 30,000 31,373
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 158,000 152,611
a
Constellium SE , Senior Note , 144A, 6.375% , 8/15/32 ........ United States 250,000 259,216
a
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 113,000 117,389
769,591
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 110,000 112,493
Oil, Gas & Consumable Fuels 3.2%
a
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 150,000 154,566
a
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 145,000 147,093
a
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 105,000 104,365
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 270,000 277,536
a
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 35,000 35,783
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 155,000 152,135
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 51,000 51,831
a
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 280,000 286,381
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 165,000 168,867
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 265,000 267,536
a
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 265,000 271,831
a
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,067
a
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 168,250
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 135,000 136,991
a
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 116,000 118,881
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 130,000 136,898
a
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 125,000 124,229
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 260,000 258,702
a
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 15,000 16,432
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 40,000 40,990
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 15,000 16,216
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 25,000 25,619
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 16,000 16,338
3,181,537
Paper & Forest Products 0.1%
a
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 130,000 120,350
Passenger Airlines 0.3%
a
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 100,000 EUR 130,574
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 110,000 117,794

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 87,000 $ 86,684
335,052
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 244,419
Pharmaceuticals 1.0%
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 215,000 214,840
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 285,000 305,910
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 160,000 159,590
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 249,000 287,020
967,360
Professional Services 0.1%
a
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 100,000 103,593
Semiconductors & Semiconductor Equipment 0.3%
a
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 200,000 209,286
a
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 20,000 20,756
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 35,000 35,829
265,871
Software 0.1%
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 60,000 58,714
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 275,000 271,484
Specialty Retail 0.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 260,000 263,304
Technology Hardware, Storage & Peripherals 0.2%
a
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 95,000 98,051
Senior Note, 144A, 9.625%, 12/01/32 .................. United States 92,000 104,496
202,547
Textiles, Apparel & Luxury Goods 0.6%
a
Beach Acquisition Bidco LLC ,
d
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 210,774
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 119,928
a
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 170,000 157,891
a
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 55,000 55,191
543,784
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 35,000 35,789
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 95,000 102,783
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 270,000 279,195
417,767

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.8%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 300,000 $ 308,606
a
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 135,000 138,392
a
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 125,000 124,179
a
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 95,000 98,841
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 20,000 21,150
a
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 35,000 36,463
a
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 130,000 135,878
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 51,000 49,471
a
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 30,000 31,341
944,321
Wireless Telecommunication Services 1.1%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 145,000 139,247
Senior Note, 3.375%, 4/15/29 ........................ United States 545,000 531,316
a
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 135,000 EUR 151,943
a
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 212,745
1,035,251
Total Corporate Bonds (Cost $ 29,042,496) ....................................
29,654,864
e
Senior Floating Rate Interests 6.3%
Aerospace & Defense 0.1%
f
TransDigm, Inc., First Lien, CME Term Loan, J, 6.216%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 83,516 83,924
Air Freight & Logistics 0.1%
f
Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 116,067 116,558
Automobile Components 0.1%
f
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.466%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 35,386 35,613
Broadline Retail 0.1%
f
Peer Holding III BV, First Lien, CME Term Loan, B8, 6.193%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 59,438 59,624
f
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 113,827 114,193
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.966%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 117,600 118,157
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.916%, (1-month SOFR + 3%), 3/30/29 ............ United States 14,577 14,686
247,036
a a a a a a
f
Chemicals 0.2%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.466%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 129,328 127,172

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Chemicals (continued)
Nouryon Finance BV, First Lien, Term Loan, B, 5.515%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 115,000 EUR $ 136,246
263,418
a a a a a a
f
Commercial Services & Supplies 0.4%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.216%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 94,817 95,785
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.466%, (1-month SOFR + 2.75%), 10/23/28 .. United States 105,072 105,761
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.702%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 117,846 118,548
URSA Minor US Bidco LLC, First Lien, Second Amendment
Refinancing CME Term Loan, 6.091%, (1-month SOFR +
2.25%), 3/26/31 ................................... United States 49,501 49,729
369,823
a a a a a a
Communications Equipment 0.1%
f
CommScope, Inc., First Lien, Initial CME Term Loan, 8.466%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 115,000 115,366
f
Containers & Packaging 0.2%
g
Bradyplus Holdings LLC, First Lien, Initial CME Term Loan,
7.19%, (3-month SOFR + 3.5%), 12/13/32 ............... United States 130,000 128,835
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.838%, (3-month SOFR + 3%), 9/30/32 ......... United States 64,293 64,926
193,761
a a a a a a
Distributors 0.0%
†
f
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 19,556 19,581
Electrical Equipment 0.1%
f
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.485%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 37,990 38,180
f
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.614%, (1-month SOFR + 2.75%), 3/01/28 .............. France 44,530 44,948
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.581%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 99,219 96,103
141,051
a a a a a a
Financial Services 0.1%
f
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.459%, (1-month SOFR + 3.5%), 8/16/32 ............... United States 119,583 119,576
Food Products 0.1%
f,g
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.122%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 130,000 130,181
f
Ground Transportation 0.2%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 79,000 79,086
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 6.966%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 129,671 128,763
207,849
a a a a a a

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Health Care Equipment & Supplies 0.3%
Bausch + Lomb Corp., First Lien, New CME Term Loan, 7.716%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 70,556 $ 70,733
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 7.966%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 183,538 185,694
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.466%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 19,898 19,979
276,406
a a a a a a
Health Care Providers & Services 0.1%
f
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.216%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 117,908 118,618
f
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.966%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 132,638 131,643
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.966%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 118,779 118,887
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 63,700 63,727
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.445%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 100,000 98,562
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B, 6.216%, (1-month SOFR + 2.5%), 12/16/30 ....... United States 153,524 154,055
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29 ... United States 118,200 116,280
683,154
a a a a a a
Household Durables 0.1%
f
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.672%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 107,170 107,897
f
Insurance 0.2%
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.216%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 117,910 118,310
g
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.422%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 130,000 130,380
248,690
a a a a a a
IT Services 0.1%
f
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.172%,
(3-month SOFR + 2.5%), 2/03/31 ...................... United States 48,911 48,919
f
Machinery 0.4%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.476%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 211,299 212,568
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.343%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 100,026 99,693
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
6.947%, (6-month SOFR + 2.75%), 4/30/30 .............. Germany 76,182 76,742
389,003
a a a a a a
f
Media 0.3%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.831%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 105,000 105,413

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Media (continued)
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.352%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 229,458 $ 230,539
335,952
a a a a a a
f
Oil, Gas & Consumable Fuels 0.3%
CQP Holdco LP, First Lien, Initial CME Term Loan, 5.672%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 153,344 154,056
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.316%,
(1-month SOFR + 3.5%), 11/09/29 ..................... United States 129,666 129,945
284,001
a a a a a a
f
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 7.134%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 9,950 10,012
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 204,381 205,122
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.922%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 98,250 98,818
313,952
a a a a a a
f
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.466%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 109,171 108,461
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.365%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 129,675 129,664
238,125
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
f
Altar Bidco, Inc., First Lien, CME Term Loan, 6.783%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 107,884 106,931
f
Software 0.6%
EverCommerce Solutions, Inc., First Lien, CME Term Loan,
5.966%, (1-month SOFR + 2.25%), 7/07/31 .............. United States 129,661 130,188
McAfee Corp., First Lien, CME Term Loan, B1, 6.716%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 128,378 118,896
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan,
6.916%, (1-month SOFR + 3%), 8/31/28 ................ United States 136,850 137,781
UKG, Inc., First Lien, Initial CME Term Loan, 6.338%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 118,500 118,761
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.716%, (1-month SOFR + 2%), 10/22/29 ................ United States 54,976 55,388
561,014
a a a a a a
Specialty Retail 0.3%
f
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.966%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 271,556 272,969
Textiles, Apparel & Luxury Goods 0.1%
f
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.354%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 118,194 110,594
Trading Companies & Distributors 0.1%
f
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 7.166%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 32,419 32,743

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Water Utilities 0.0%
†
f
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.593%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 25,855 $ 25,979
Total Senior Floating Rate Interests (Cost $6,270,976) .........................
6,296,488
Foreign Government and Agency Securities 10.6%
a
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 200,000 182,413
a
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 210,000 EUR 229,927
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 590,000 564,453
a
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 60,000 59,957
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 100,000 EUR 121,132
a
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 190,000 EUR 189,249
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 230,000 243,478
Senior Note, 4.85%, 1/22/29 ......................... Chile 200,000 204,630
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 273,000 291,564
Senior Note, 4.5%, 11/26/30 .......................... Colombia 110,000 EUR 126,938
a
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 400,000 422,500
a
Dominican Republic Government Bond , Senior Bond , Reg S, 6% ,
7/19/28 .........................................
Dominican
Republic 420,000 430,773
a
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 280,000 285,555
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 140,000 125,591
a
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 260,000 278,225
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 200,000 222,500
a,h
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 233,378
a
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 230,000 179,000
a
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 100,000 91,736
a
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 420,000 452,550
a
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 400,000 408,576
a
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 200,000 200,794
a
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 206,250 205,627
a
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 200,000 219,843
a
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 300,000 EUR 342,715
a
Jordan Government Bond , Senior Note , Reg S, 7.5% , 1/13/29 .. Jordan 200,000 210,607
a
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 130,000 EUR 154,692
a
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 200,000 215,043
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 220,000 244,442
a
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 470,000 445,574
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 260,000 240,578
a
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 205,138
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 103,000 102,789
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 220,000 233,234
a
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 250,000 243,871

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
a
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 220,000 EUR $ 256,230
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 400,000 394,059
a
Serbia Government Bond , Senior Bond , Reg S, 6.5% , 9/26/33 .. Serbia 230,000 246,642
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 200,000 206,434
a
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 220,000 221,905
Turkiye Government Bond ,
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 400,000 458,299
a
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 200,000 215,665
Total Foreign Government and Agency Securities (Cost $9,997,016) .............
10,608,306
U.S. Government and Agency Securities 0.1%
i
U.S. Treasury Notes , 0.625%, 11/30/27 ................... United States 133,000 126,049
Total U.S. Government and Agency Securities (Cost $126,049) ..................
126,049
Asset-Backed Securities 1.8%
Financial Services 1.8%
a,f
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.308% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 260,000 262,001
a
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 108,000 106,591
a
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 130,943 131,457
f
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.206% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 504,940 104,645
a
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 153,000 128,178
a,f
Northwoods Capital 22 Ltd. , 2020-22A , DRR , 144A, FRN ,
8.656% , ( 3-month SOFR + 4.95% ), 9/16/31 . .............. United States 250,000 254,313
a
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 244,196 245,048
a
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 . .... United States 208,000 203,947
f
WaMu Asset-Backed Certificates Trust ,
2006-HE2, A3, FRN, 4.146%, (1-month SOFR + 0.414%),
5/25/36 ......................................... United States 329,828 261,929
2007-HE4, 1A, FRN, 4.016%, (1-month SOFR + 0.284%),
7/25/47 ......................................... United States 98,500 74,926
1,773,035
a a a a a a
Total Asset-Backed Securities (Cost $1,945,744) ..............................
1,773,035
Commercial Mortgage-Backed Securities 6.7%
Financial Services 6.7%
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.197% , 9/15/48 .............................. United States 262,000 253,279
j,k
BANK , 2024-BNK48 , XA , IO, FRN , 1.144% , 10/15/57 ........ United States 2,706,179 216,310
j,k
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.188%, 10/15/57 ............. United States 4,134,293 161,035
2024-5YR12, XA, IO, FRN, 0.497%, 12/15/57 ............. United States 4,355,524 78,063
a,j
Barclays Commercial Mortgage Trust , 2019-C5 , F , 144A, FRN ,
2.574% , 11/15/52 .................................. United States 336,000 206,958
j,k
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.686%, 2/15/55 ................ United States 2,893,943 90,691
2024-5C29, XA, IO, FRN, 1.599%, 9/15/57 ............... United States 4,848,081 249,579
2024-C26, XA, IO, FRN, 1.013%, 5/15/57 ................ United States 1,589,773 111,095
j,k
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................ United States 3,820,675 161,123

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j,k
Benchmark Mortgage Trust, (continued)
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................ United States 6,573,892 $ 131,491
j,k
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 United States 3,409,807 143,663
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 243,000 232,688
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 234,000 232,535
Citigroup Commercial Mortgage Trust ,
a,j
2015-GC27, D, 144A, FRN, 4.376%, 2/10/48 ............. United States 237,682 231,249
j
2015-GC33, C, FRN, 4.335%, 9/10/58 .................. United States 115,000 100,660
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 63,000 38,981
COMM Mortgage Trust ,
a,c,j
2012-CR3, F, 144A, FRN, 4.75%, 10/15/45 ............... United States 169,087 10,351
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 184,000 170,954
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 85,528 81,261
j
2014-CR16, C, FRN, 4.777%, 4/10/47 .................. United States 283,000 269,911
a,j
2014-CR17, D, 144A, FRN, 4.845%, 5/10/47 ............. United States 182,000 152,610
j
2014-CR20, C, FRN, 4.665%, 11/10/47 ................. United States 209,791 203,162
j
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 99,719 98,268
j
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 115,317 110,992
j
2015-CR27, C, FRN, 4.543%, 10/10/48 ................. United States 15,742 15,091
j
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 264,000 253,229
j
GS Mortgage Securities Trust ,
a
2013-GC13, AS, 144A, FRN, 3.859%, 7/10/46 ............ United States 69,059 68,226
2014-GC24, B, FRN, 4.43%, 9/10/47 ................... United States 244,000 235,532
j
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
a
2007-CB20, E, 144A, FRN, 8.525%, 2/12/51 ............. United States 7,673 10,859
2013-LC11, D, FRN, 4.19%, 4/15/46 ................... United States 127,000 8,003
JPMBB Commercial Mortgage Securities Trust ,
j
2013-C12, D, FRN, 3.94%, 7/15/45 .................... United States 140,000 130,795
a,j
2014-C18, D, 144A, FRN, 4.505%, 2/15/47 .............. United States 152,000 138,300
j
2014-C23, B, FRN, 4.536%, 9/15/47 ................... United States 110,000 107,024
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 22,291 22,250
j
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.755% , 6/15/51 ................................... United States 123,000 112,210
a
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 240,000 236,962
j
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 176,945 168,997
a
2013-C10, D, 144A, FRN , 3.952%, 7/15/46 .............. United States 230,000 193,654
a
2013-C12, D, 144A, FRN, 4.699%, 10/15/46 ............. United States 123,000 115,011
2015-C22, C, FRN, 3.972%, 4/15/48 ................... United States 163,000 144,435
j
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 192,000 188,727
2018-H3, C, FRN, 4.848%, 7/15/51 .................... United States 125,000 116,819
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 261,000 258,475
a,c
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 472,775 45
Wells Fargo Commercial Mortgage Trust ,
a,j
2013-LC12, D, 144A, FRN, 3.785%, 7/15/46 ............. United States 293,000 199,973
a
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 230,120 27,847
2015-C31, D, 3.852%, 11/15/48 ....................... United States 74,000 65,564
j,k
2019-C52, XA, IO, FRN, 1.566%, 8/15/52 ................ United States 1,790,249 78,778

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,j
WFRBS Commercial Mortgage Trust , 2013-C15 , D , 144A, FRN ,
4.145% , 8/15/46 ................................... United States 149,260 $ 85,826
6,719,541
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $6,762,626) ...............
6,719,541
Mortgage-Backed Securities 31.0%
Federal National Mortgage Association (FNMA) Fixed Rate 24.0%
FNMA, 30 Year, 5%, 1/01/49 - 5/01/49 .................... United States 28,114 28,524
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/56 ..... United States 2,000,000 1,691,094
l
Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/56 ...... United States 1,000,000 997,422
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 1/25/56 ..... United States 19,000,000 19,268,638
l
Uniform Mortgage-Backed Securities, 6%, TBA, 1/25/56 ...... United States 1,000,000 1,026,883
l
Uniform Mortgage-Backed Securities, 6.5%, TBA, 1/25/56 ..... United States 1,000,000 1,039,397
24,051,958
Government National Mortgage Association (GNMA) Fixed Rate 7.0%
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 40,790 36,711
l
GNMA II, Single-family, 30 Year, 4.5%, 1/15/56 ............. United States 1,000,000 974,219
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 30,438 30,709
l
GNMA II, Single-family, 30 Year, 5%, 1/15/56 ............... United States 3,000,000 2,993,612
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 12,049 12,299
l
GNMA II, Single-family, 30 Year, 5.5%, 1/15/56 ............. United States 3,000,000 3,029,558
7,077,108
Total Mortgage-Backed Securities (Cost $31,015,746) ..........................
31,129,066
Residential Mortgage-Backed Securities 7.7%
Financial Services 7.7%
a
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 236,218 239,483
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................ United States 99,799 100,604
Alternative Loan Trust ,
f
2005-38, A1, FRN, 5.529%, (12-month average of 1-year CMT
+ 1.5%), 9/25/35 .................................. United States 191,660 176,895
f
2005-65CB, 2A1, FRN, 4.271%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 247,362 150,456
f
2006-OA10, 4A1, FRN, 4.226%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 749,806 668,698
j
2006-OA7, 1A1, FRN, 3.116%, 6/25/46 ................. United States 463,793 431,415
f
2006-OA7, 1A2, FRN, 4.969%, ( 12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 117,152 117,436
f
2007-OH1, A1D, FRN, 4.056%, (1-month SOFR + 0.324%),
4/25/47 ......................................... United States 58,187 52,139
j
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 5.19% , 10/25/35 United States 99,381 81,837
a,f
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.026% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 84,562 77,123
f
FHLMC STACR Debt Notes , 2016-DNA1 , B , FRN , 13.989% , ( 30-
day SOFR Average + 10.114% ), 7/25/28 ................ United States 1,016,437 1,022,121
a,f
FHLMC STACR REMIC Trust ,
2020-DNA3, B2, 144A, FRN, 13.339%, (30-day SOFR Average
+ 9.464%), 6/25/50 ................................ United States 237,000 303,823
2020-DNA4, B2, 144A, FRN, 13.989%, ( 30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 135,000 180,197

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,f
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.739%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 389,000 $ 445,789
2018-HQA2, B2, 144A, FRN, 14.989%, ( 30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 333,000 413,660
j
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.118% , 11/25/36 ......................... United States 196,174 133,548
f
FNMA Connecticut Avenue Securities Trust ,
2016-C02, 1B, FRN, 16.239%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 962,579 985,517
2016-C03, 1B, FRN, 15.739%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 492,693 507,916
2016-C05, 2B, FRN, 14.739%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 88,455 92,613
a
2020-R01, 1B1, 144A, FRN, 7.239%, (30-day SOFR Average +
3.364%), 1/25/40 .................................. United States 155,000 157,940
a
2020-SBT1, 1M2, 144A, FRN, 7.639%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 276,000 284,575
a
2022-R02, 2B1, 144A, FRN, 8.374%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 148,000 153,022
f
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.156% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 109,062 60,778
f
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.366% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 168,348 45,739
a
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 96,541 96,854
a,f
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.161% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 111,783 108,360
f
MortgageIT Trust , 2005-3 , M2 , FRN , 4.641% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 20,421 20,006
a
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A,
7.762% , 4/25/30 ................................... United States 250,000 251,977
f
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.206% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 162,128 147,178
a,j
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 202,000 185,828
7,693,527
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $7,120,384) ................
7,693,527
Agency Commercial Mortgage-Backed Securities 10.8%
Financial Services 10.8%
k
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 10,112 159
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 101,235 13,254
4077, IK, IO, 5%, 7/15/42 ............................ United States 211,815 44,721
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 110,753 5,317
f
4839, WS, IO, FRN, 2.002%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,522,323 215,025
f
4945, SL, IO, FRN, 2.061%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 1,328,046 160,319
f
5002, SJ, IO, FRN, 2.111%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 1,748,453 208,181
f
5011, SA, IO, FRN, 2.261%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 1,817,279 231,017
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 1,861,763 442,477
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,337,230 318,167
5134, IC, IO, 4%, 8/25/51 ............................ United States 2,413,438 480,669

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FHLMC, (continued)
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,316,209 $ 287,756
a,f
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.874% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 460,000 477,833
k
FNMA ,
f
2010-35, SG, IO, FRN, 2.411%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 181,521 20,478
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 84,622 17,391
2015-30, IO, 5.5%, 5/25/45 .......................... United States 570,740 75,978
f
2015-42, LS, IO, FRN, 2.211%, (30-day SOFR Average +
6.086%), 6/25/45 .................................. United States 807,105 64,580
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 362,623 51,754
f
2017-32, SA, IO, FRN, 2.161%, ( 30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 2,056,238 231,099
f
2018-20, SB, IO, FRN, 2.261%, (30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 997,553 97,241
f
2018-38, SA, IO, FRN, 2.211%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 1,358,571 163,285
f
2019-43, JS, IO, FRN, 2.061%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 888,628 97,039
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 1,728,664 396,830
374, 6, IO, 5.5%, 8/25/36 ............................ United States 34,253 5,518
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 88,866 12,036
a,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.239%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 257,537 262,144
2020-01, M10, 144A, FRN, 7.739%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 492,707 503,608
k
GNMA ,
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 621,595 100,756
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 532,085 86,626
2012-146, IO, 5%, 12/20/42 .......................... United States 341,935 72,941
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 496,043 94,047
j
2013-H08, CI, IO, FRN, 1.543%, 2/20/63 ................ United States 475,713 16,414
f
2014-119, SA, IO, FRN, 1.752%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 452,094 45,838
f
2014-60, SD, IO, FRN, 2.332%, (1-month SOFR + 6.066%),
4/20/44 ......................................... United States 1,079,850 135,662
2014-76, IO, 5%, 5/20/44 ............................ United States 203,563 42,230
j
2014-H21, BI, IO, FRN, 1.593%, 10/20/64 ............... United States 621,454 14,070
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 271,012 39,426
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 136,486 27,971
j
2015-H10, BI, IO, FRN, 2.315%, 4/20/65 ................ United States 505,125 24,011
j
2015-H23, BI, IO, FRN, 1.813%, 9/20/65 ................ United States 575,306 14,746
j
2015-H25, AI, IO, FRN, 1.711%, 9/20/65 ................ United States 882,659 13,813
j
2015-H25, EI, IO, FRN, 1.931%, 10/20/65 ............... United States 295,708 11,644
2016-42, IO, 5%, 2/20/46 ............................ United States 360,720 70,919
j
2016-H03, AI, IO, FRN, 2.163%, 1/20/66 ................ United States 475,272 20,738
j
2016-H03, DI, IO, FRN, 2.003%, 12/20/65 ............... United States 386,705 12,248
j
2016-H06, DI, IO, FRN, 1.775%, 7/20/65 ................ United States 631,141 25,789
j
2016-H09, BI, IO, FRN, 2.234%, 4/20/66 ................ United States 767,194 32,570
j
2016-H10, AI, IO, FRN, 1.835%, 4/20/66 ................ United States 869,765 26,203
j
2016-H22, AI, IO, FRN, 2.305%, 10/20/66 ............... United States 504,499 26,893
j
2016-H23, NI, IO, FRN, 2.306%, 10/20/66 ............... United States 1,656,318 81,794
j
2016-H24, CI, IO, FRN, 1.707%, 10/20/66 ............... United States 404,192 10,176
j
2016-H24, JI, IO, FRN, 2.291%, 11/20/66 ................ United States 624,021 39,168
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 651,425 124,041

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 276,503 $ 51,518
j
2017-H02, BI, IO, FRN, 2.226%, 1/20/67 ................ United States 528,449 21,836
j
2017-H06, BI, IO, FRN, 2.341%, 2/20/67 ................ United States 579,656 19,849
j
2017-H08, NI, IO, FRN, 2.192%, 3/20/67 ................ United States 864,633 27,275
j
2017-H09, IO, FRN, 1.887%, 4/20/67 ................... United States 1,020,027 29,907
j
2017-H10, MI, IO, FRN, 1.843%, 4/20/67 ................ United States 1,232,033 36,388
j
2017-H11, DI, IO, FRN, 2.079%, 5/20/67 ................ United States 597,703 30,551
j
2017-H12, QI, IO, FRN, 2.377%, 5/20/67 ................ United States 680,107 25,729
j
2017-H16, IG, IO, FRN, 1.845%, 7/20/67 ................ United States 893,988 23,712
j
2017-H16, JI, IO, FRN, 2.417%, 8/20/67 ................. United States 1,213,266 50,102
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 669,637 132,673
f
2018-139, SA, IO, FRN, 2.302%, (1-month SOFR + 6.036%),
10/20/48 ........................................ United States 873,147 121,827
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 871,864 180,211
j
2018-H05, BI, IO, FRN, 2.27%, 2/20/68 ................. United States 1,164,485 49,904
f
2019-152, ES, IO, FRN, 2.202%, (1-month SOFR + 5.936%),
12/20/49 ........................................ United States 757,604 88,309
f
2019-83, SY , IO, FRN, 2.252%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,262,081 151,650
f
2019-89, PS, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,791,083 227,006
f
2019-96, SY, IO, FRN, 2.252%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 2,981,360 366,368
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 2,221,370 463,091
f
2020-63, AS, IO, FRN, 2.152%, (1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,472,600 173,567
f
2020-63, PS, IO, FRN, 2.252%, ( 1-month SOFR + 5.986%),
4/20/50 ......................................... United States 1,831,249 234,032
f
2020-97, QS, IO, FRN, 2.302%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 1,816,867 249,197
f
2021-116, ES, IO, FRN, 2.351%, (1-month SOFR + 6.086%),
11/20/47 ........................................ United States 2,213,216 253,993
2021-156, IO, 3.5%, 7/20/51 ......................... United States 2,659,126 504,759
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,356,853 402,161
f
2021-59, SQ, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 1,531,434 200,339
f
2021-77, SM, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 2,014,481 273,149
f
2021-98, SK, IO, FRN, 2.452%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 1,397,643 190,593
j
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 3,111,648 159,564
10,833,870
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $10,842,901) .......
10,833,870
Total Long Term Investments (Cost $105,865,509) .............................
107,740,224
a
Short Term Investments 21.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
b,m
U.S. Treasury Bills, 3.18%, 1/20/26 ...................... United States 136,000 135,760
Total U.S. Government and Agency Securities (Cost $135,727) ..................
135,760

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 20.9%
n,o
Putnam Short Term Investment Fund, Class P, 3.967% ....... United States 20,905,155 $ 20,905,155
Total Management Investment Companies (Cost $20,905,155) ..................
20,905,155
Total Short Term Investments (Cost $21,040,882 ) ..............................
21,040,915
a
Total Investments (Cost $126,906,391) 128.5% ................................
$128,781,139
TBA Sale Commitments (2.9)% ..............................................
(2,929,130)
Other Assets, less Liabilities (25.6)% ........................................
(25,657,921)
Net Assets 100.0% .........................................................
$100,194,088
a a a
Principal
Amount
*
p
TBA Sale Commitments (2.9)%
Mortgage-Backed Securities (2.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.9)%
Uniform Mortgage-Backed Securities, TBA, 4.5%, 1/25/56 ..... United States (3,000,000) (2,929,130)
Total TBA Sale Commitments (Proceeds $(2,913,985)) .........................
$(2,929,130)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $34,017,871, representing 34.0% of net assets.
b
The rate shown represents the yield at period end.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
d
Income may be received in additional securities and/or cash.
e
See Note 1 ( f ) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
h
Perpetual security with no stated maturity date.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the value of this security pledged amounted to
$34,938, representing less than 0.1% of net assets.
n
See Note 3 ( f ) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 13 $ 1,774,646 3/06/26 $ 8,725
U.S. Treasury 10 Year Ultra Notes ................ Short 11 1,265,172 3/20/26 10,737
U.S. Treasury 2 Year Notes ..................... Short 47 9,813,086 3/31/26 4,206
Total Futures Contracts ...................................................................... $23,668
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Sell 61,500 40,413 1/21/26 $ — $ (633)
Australian Dollar .... HSBK Sell 147,700 97,064 1/21/26 — (1,514)
Australian Dollar .... JPHQ Sell 482,800 317,266 1/21/26 — (4,964)
Australian Dollar .... MSCO Sell 775,200 509,380 1/21/26 — (8,003)
Australian Dollar .... UBSW Sell 17,200 11,304 1/21/26 — (176)
Australian Dollar .... WPAC Sell 8,000 5,257 1/21/26 — (82)
Canadian Dollar .... BZWS Sell 67,700 48,539 1/21/26 — (822)
Canadian Dollar .... GSCO Sell 5,900 4,230 1/21/26 — (72)
Canadian Dollar .... JPHQ Sell 157,000 112,551 1/21/26 — (1,921)
Canadian Dollar .... TDOM Sell 708,000 507,507 1/21/26 — (8,708)
Canadian Dollar .... UBSW Sell 13,900 9,964 1/21/26 — (171)
New Zealand Dollar . BOFA Sell 14,000 8,088 1/21/26 22 —
New Zealand Dollar . MSCO Sell 745,600 430,840 1/21/26 1,262 —
New Zealand Dollar . UBSW Sell 53,000 30,626 1/21/26 90 —
Japanese Yen ...... BOFA Buy 44,868,200 293,544 2/13/26 — (6,103)
Japanese Yen ...... GSCO Buy 66,603,400 429,956 2/13/26 370 (3,641)
Japanese Yen ...... HSBK Buy 24,283,700 158,915 2/13/26 — (3,345)
Japanese Yen ...... JPHQ Buy 38,176,700 249,823 2/13/26 — (5,250)
Japanese Yen ...... SSBT Buy 51,952,400 339,935 2/13/26 — (7,110)
Japanese Yen ...... TDOM Buy 415,300 2,717 2/13/26 — (56)
British Pound ...... HSBK Sell 299,200 399,781 3/17/26 — (3,453)
Euro ............. HSBK Sell 2,430,100 2,863,314 3/17/26 — (2,054)
Euro ............. UBSW Buy 1,300 1,531 3/17/26 2 —
Norwegian Krone ... MSCO Sell 3,272,000 322,735 3/17/26 — (1,793)
Swedish Krona ..... MSCO Sell 3,895,300 421,732 3/17/26 — (2,956)
Swiss Franc ....... TDOM Buy 204,000 259,136 3/17/26 361 —
Swiss Franc ....... UBSW Buy 508,100 645,556 3/17/26 770 —
Total Forward Exchange Contracts ................................................... $2,877 $(62,827)
Net unrealized appreciation (depreciation) ............................................ $(59,950)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 40,500,000 $ (89,100) $ 70,467
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 27,000,000 112,050 13,987
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 8,354,000 98,088 (1,842)
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 14,403,400 (96,791) (1,789)
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 288,900 13,376 (3,641)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 288,900 13,376 (7,072)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 1,218,400 62,382 (44,211)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 1,218,400 59,580 (36,903)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 137,100 17,096 (3,088)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 137,100 17,096 (524)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 608,700 22,096 (17,234)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 (1,718)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 (532)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,735,300 101,168 (78,333)
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 (127,432)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 329,869
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 600,000 47,010 1,788
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 600,000 47,010 (9,591)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 3,171,600 62,952 (50,895)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 3,171,600 79,286 (13,948)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 177,900
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 (40,923)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 971,300 44,728 (16,737)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 971,300 42,931 (13,050)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 929
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 (3,477)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 867,000 69,115 41,024
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 303,600 31,695 16,601
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 714,100 25,850 (8,060)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 (54,725)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 130,376
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 (27,711)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 38,987
Unrealized appreciation 821,928
Unrealized (depreciation) (563,436)
Total $258,492
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 4,519,000 $ 350,636 $ 360,830 $ (10,194)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $350,636 $360,830 $(10,194)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 556,000 291,535 225,598 65,937
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 202,000 105,918 11,494 94,424
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 81,000 29,936 30,476 (540)
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 544,000 41,906 71,848 (29,942)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 296,000 22,802 34,290 (11,488)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 91,000 39,492 39,403 89
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 182,000 39,929 54,703 (14,774)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 329,000 72,178 106,386 (34,208)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 372,000 45,378 46,459 (1,081)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 124,000 21,690 22,506 (816)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 248,000 47,667 51,997 (4,330)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 321,000 61,698 62,180 (482)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 95,000 3,992 17,795 (13,803)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 124,000 24,393 22,273 2,120
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 264,000 (16,660) (34,776) 18,116
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 111,000 (58,202) (8,906) (49,296)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 81,000 (29,936) (34,632) 4,696
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 719,000 (55,386) (125,015) 69,629
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 430,000 (33,124) (221,364) 188,240
Non-
Investment
Grade

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 51,000 $ (3,929) $ (5,703) $ 1,774
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 283,000 (21,800) (50,378) 28,578
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 27,000 (4,498) (6,138) 1,640
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 3,000 (500) (616) 116
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 16,000 (2,665) (3,637) 972
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 95,000 (3,992) (6,372) 2,380
Investment
Grade
Total OTC Swap Contracts .............................................. $617,822 $299,871 $317,951
Total Credit Default Swap Contracts .................................... $968,458 $ 660,701 $307,757
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 50,420,000 $ (135,660) $ (58,331) $ (77,329)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.23% .... Quarterly 9/17/27 2,311,000 AUD 19,972 1,936 18,036
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 10,406,000 39,417 43,244 (3,827)
Receive Fixed 2.6% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/28 2,248,000 CAD 1,639 1,252 387

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/28 271,000 $ 101 $ 140 $ (39)
Receive Fixed 3.6% ... Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/28 948,000 GBP 3,006 2,754 252
Receive Fixed 4.1% ... Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 3/18/28 1,108,000 AUD 159 1,166 (1,007)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 15,791,000 (104,604) (98,599) (6,005)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 4,027,000 AUD 81,540 (14,423) 95,963
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 623,000 EUR 11,778 1,820 9,958
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.18% .... Annual 12/17/30 2,135,000 28,098 15,253 12,845
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 78,831,000 (74,332) (82,343) 8,011
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 4,797,000 AUD (141,084) — (141,084)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 2,234,100 7,211 — 7,211
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 14,206,000 (103,510) (81,172) (22,338)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 2,972,000 AUD (78,861) 8,098 (86,959)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 3,479,000 78,217 68,810 9,407
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 3/18/36 269,000 CHF (1,179) (745) (434)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.25% .... Semi-Annual 3/18/36 1,568,000 CAD (4,771) (282) (4,489)
Receive Fixed 3.01% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/36 370,000 EUR 1,839 152 1,687

Putnam Variable Trust
Schedule of Investments
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Note 9 regarding other derivative information.
See Abbreviations on page 52 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 2,144,000 $ (11,818) $ (3,426) $ (8,392)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.25% .... Semi-Annual 3/18/36 1,071,000 NZD (5,469) (1,042) (4,427)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3.05% .... Annual 3/18/36 6,492,000 SEK (5,711) (1,866) (3,845)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/36 751,000 GBP 2,823 1,992 831
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.8% ..... Semi-Annual 3/18/36 1,435,000 AUD 427 (1,489) 1,916
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.15% .... Annual 3/18/36 14,450,000 NOK (1,075) 416 (1,491)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 465,000 AUD 24,455 — 24,455
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 3,053,000 73,343 1,561 71,782
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 575,000 EUR (87,312) (7,607) (79,705)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 170,000 AUD (8,602) 825 (9,427)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 932,000 45,989 27,374 18,615
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 991,000 (12,028) (4,905) (7,123)
Total Interest Rate Swap Contracts ................................. $(356,002) $ (179,437) $(176,565)
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Diversified
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $106,001,236
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 20,905,155
Value - Unaffiliated issuers .................................................................. $107,875,984
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 20,905,155
Cash .................................................................................... 899,653
Receivables:
Investment securities sold ................................................................... 216,245
Receivable for sales of TBA securities (Note 1 d ) .................................................. 2,913,985
Capital shares sold ........................................................................ 18,235
Dividends and interest ..................................................................... 1,245,655
Deposits with brokers for:
Futures contracts ........................................................................ 105,182
Centrally cleared swap contracts ............................................................ 915,035
Variation margin on futures contracts ........................................................... 5,378
OTC swap contracts (upfront payments ) .......................................................... 797,408
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,877
Unrealized appreciation on forward premium swap option contracts ..................................... 821,928
Unrealized appreciation on OTC swap contracts .................................................... 478,711
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 163
Prepaid expenses .......................................................................... 47,002
Total assets .......................................................................... 137,248,596
Liabilities:
Payables:
Investment securities purchased .............................................................. 429,494
Payable for purchases of TBA securities (Note 1 d ) ................................................ 30,896,895
Capital shares redeemed ................................................................... 79,560
Management fees ......................................................................... 43,706
Administrative fees ........................................................................ 878
Distribution fees .......................................................................... 13,282
Transfer agent fees ........................................................................ 12,027
Trustees' fees and expenses ................................................................. 77,421
Variation margin on centrally cleared swap contracts ............................................... 44,825
Deposits from brokers for:
OTC derivative contracts .................................................................. 790,000
TBA transactions ........................................................................ 100,000
OTC swap contracts (upfront receipts ) ........................................................... 497,537
Unrealized depreciation on OTC swap contracts .................................................... 160,760
Unrealized depreciation on OTC forward exchange contracts .......................................... 62,827
Unrealized depreciation on forward premium swap option contracts ..................................... 563,436
TBA sale commitments, at value (proceeds $2,913,985) (Note 1d) ...................................... 2,929,130
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 126,049
Accrued expenses and other liabilities ........................................................... 226,681
Total liabilities ......................................................................... 37,054,508
Net assets, at value ................................................................. $100,194,088
Net assets consist of:
Paid-in capital ............................................................................. $189,705,704
Total distributable earnings (losses) ............................................................. (89,511,616)
Net assets, at value ................................................................. $100,194,088

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Diversified
Income Fund
Class IA:
Net assets, at value ....................................................................... $37,778,746
Shares outstanding ........................................................................ 8,080,139
Net asset value and maximum offering price per share
a
............................................. $4.68
Class IB:
Net assets, at value ....................................................................... $62,415,342
Shares outstanding ........................................................................ 13,262,050
Net asset value and maximum offering price per share
a
............................................. $4.71
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Diversified
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $1,053,213
Interest:
Unaffiliated issuers ........................................................................ 5,181,189
Total investment income ................................................................... 6,234,402
Expenses:
Management fees (Note 3 a ) ................................................................... 535,007
Administrative fees (Note 3 b ) .................................................................. 1,862
Distribution fees: (Note 3c )
Class IB ................................................................................ 158,978
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 27,505
Class IB ................................................................................ 44,503
Custodian fees (Note 4 ) ...................................................................... 12,986
Reports to shareholders fees .................................................................. 35,458
Professional fees ........................................................................... 146,054
Trustees' fees and expenses (Note 3 e ) ........................................................... 3,321
Other .................................................................................... 5,601
Total expenses ......................................................................... 971,275
Expense reductions (Note 4 ) ............................................................... (1,251)
Net expenses ......................................................................... 970,024
Net investment income ................................................................ 5,264,378
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (761,187)
Foreign currency transactions ................................................................ 3,368
Forward exchange contracts ................................................................. (243,521)
Forward premium swap option contracts ........................................................ 84,292
Futures contracts ......................................................................... (73,854)
TBA sale commitments ..................................................................... 11,327
Swap contracts ........................................................................... 1,798,904
Net realized gain (loss) .................................................................. 819,329
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,327,589
Translation of other assets and liabilities denominated in foreign currencies .............................. 26,647
Unfunded loan commitments (Note 8 ) .......................................................... 163
Forward exchange contracts ................................................................. (240,996)
Forward premium swap option contracts ........................................................ 255,830
Futures contracts ......................................................................... (36,172)
TBA sale commitments ..................................................................... (160,570)
Swap contracts ........................................................................... (722,929)
Net change in unrealized appreciation (depreciation) ............................................ 2,449,562
Net realized and unrealized gain (loss) ............................................................ 3,268,891
Net increase (decrease) in net assets resulting from operations .......................................... $8,533,269

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT Diversified Income Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,264,378 $6,409,775
Net realized gain (loss) ................................................. 819,329 (1,933,711)
Net change in unrealized appreciation (depreciation) ........................... 2,449,562 1,674,164
Net increase (decrease) in net assets resulting from operations ................ 8,533,269 6,150,228
Distributions to shareholders:
Class IA ............................................................ (2,524,564) (2,589,077)
Class IB ............................................................ (4,002,255) (4,162,060)
Total distributions to shareholders .......................................... (6,526,819) (6,751,137)
Capital share transactions: (Note 2 )
Class IA ............................................................ (2,630,776) (1,420,659)
Class IB ............................................................ (4,751,515) (2,302,341)
Total capital share transactions ............................................ (7,382,291) (3,723,000)
Net increase (decrease) in net assets ................................... (5,375,841) (4,323,909)
Net assets:
Beginning of year ....................................................... 105,569,929 109,893,838
End of year ........................................................... $100,194,088 $105,569,929

Putnam Variable Trust
Notes to Financial Statements
Putnam VT Diversified Income Fund

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT Diversified
Income Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2025,
54.1% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class IA and
Class IB. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing prince of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 271,218 $1,240,099 339,288 $1,547,197
Shares issued in reinvestment of distributions .......... 573,765 2,524,564 591,114 2,589,077
Shares redeemed ............................... (1,400,003) (6,395,439) (1,227,686) (5,556,933)
Net increase (decrease) .......................... (555,020) $(2,630,776) (297,284) $(1,420,659)
Class IB Shares:
Shares sold ................................... 1,015,468 $4,666,681 811,990 $3,668,530
Shares issued in reinvestment of distributions .......... 901,409 4,002,255 941,642 4,162,060
Shares redeemed ............................... (2,941,311) (13,420,451) (2,229,890) (10,132,931)
Net increase (decrease) .......................... (1,024,434) $(4,751,515) (476,258) $(2,302,341)
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.522% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.700% of the first $5 billion,
0.650% of the next $5 billion,
0.600% of the next $10 billion,
0.550% of the next $10 billion,
0.500% of the next $50 billion,
0.480% of the next $50 billion,
0.470% of the next $100 billion and
0.465% of any excess thereafter.

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2025, the Fund utilized $1,111,606 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Diversified Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $30,062,336 $21,611,868 $(30,769,049) $— $— $20,905,155 20,905,155 $1,053,213
Total Affiliated Securities ... $30,062,336 $21,611,868 $(30,769,049) $— $— $20,905,155 $1,053,213
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 42,214,744
Long term ................................................................................ 41,662,061
Total capital loss carryforwards ............................................................... $83,876,805
2025 2024
Distributions paid from:
Ordinary income .......................................................... $6,526,819 $6,751,137
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$405,953,891 and $384,328,223, respectively.
7. Credit Risk and Defaulted Securities
At December 31, 2025, the Fund had 29.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2025, the aggregate value of these securities was $162,771, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At December 31, 2025, unfunded commitments were as follows:
Cost of investments .......................................................................... $138,172,556
Unrealized appreciation ........................................................................ $6,278,814
Unrealized depreciation ........................................................................ (17,764,695)
Net unrealized appreciation (depreciation) .......................................................... $(11,485,881)
Distributable earnings:
Undistributed ordinary income ................................................................... $5,830,866
Borrower Unfunded Commitment
Putnam VT Diversified Income Fund
GC Ferry Acquisition I, Inc. $ 20,417
Pinnacle Buyer LLC 7,306
$ 27,723
5. Income Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
9. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Diversified Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 23,668
a
Variation margin on futures
contracts
$ —
Variation margin on centrally
cleared swap contracts
281,356
a
Variation margin on centrally
cleared swap contracts
457,921
a
Unrealized appreciation on
forward premium swap option
contracts
821,928 Unrealized depreciation on
forward premium swap option
contracts
563,436
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
2,877 Unrealized depreciation on OTC
forward exchange contracts
62,827
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
10,194
a
OTC swap contracts (upfront
payments)
797,408 OTC swap contracts (upfront
receipts)
497,537
Unrealized appreciation on OTC
swap contracts
478,711 Unrealized depreciation on OTC
swap contracts
160,760
Total .................... $2,405,948 $1,752,675
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At December 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT Diversified Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(73,854) Futures contracts $(36,172)
Swap contracts 1,386,529 Swap contracts (779,542)
Forward premium swap option
contracts 84,292
Forward premium swap option
contracts 255,830
Foreign exchange contracts .....
Forward exchange contracts (243,521) Forward exchange contracts (240,996)
Credit contracts ...............
Swap contracts 412,375 Swap contracts 56,613
Total ....................... $1,565,821 $(744,267)
Putnam VT
Diversified
Income Fund
Futures contracts ............................................................................ $18,121,813
Swap contracts .............................................................................. 211,555,666
Forward exchange contracts .................................................................... 7,832,411
Options .................................................................................... 99,075,874
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Diversified Income Fund
Forward Exchange Contracts ............................. $ 2,877 $ 62,827
Forward Premium Swap Option Contracts ................... 821,928 563,436
Swap Contracts ....................................... 1,276,119 658,297
Total ............................................. $2,100,924 $1,284,560
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
At December 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam VT Diversified Income Fund
Counterparty
BNDP ................... $ 84,454 $ (14,344) $ — $ — $ 70,110
BOFA .................... 2,402 (2,402) — — —
BZWS ................... — — — — —
CITI ..................... 551,338 (241,538) — (309,800) —
DBAB ................... — — — — —
GSCO ................... 186,214 (100,917) — (85,297) —
HSBK ................... — — — — —
JPHQ ................... 759,977 (534,972) — (190,000) 35,005
MCM .................... 929 (929) — — —
MLCO ................... 125,808 (40,479) (85,329) — —
MSCO ................... 219,216 (100,975) — (100,000) 18,241
NATW ................... — — — — —
SSBT .................... — — — — —
TDOM ................... 361 (361) — — —
UBSW ................... 170,225 (82,783) — (60,000) 27,442
WPAC ................... — — — — —
Total ................... $2,100,924 $(1,119,700) $(85,329) $(745,097) $150,798
$ 1
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
At December 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 52 .
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Diversified Income Fund
Counterparty
BNDP ................... $ 14,344 $ (14,344) $ — $ — $ —
BOFA .................... 97,201 (2,402) — — 94,799
BZWS ................... 1,455 — — — 1,455
CITI ..................... 241,538 (241,538) — — —
DBAB ................... 2,250 — (2,250) — —
GSCO ................... 100,917 (100,917) — — —
HSBK ................... 10,366 — — — 10,366
JPHQ ................... 534,972 (534,972) — — —
MCM .................... 33,264 (929) — — 32,335
MLCO ................... 40,479 (40,479) — — —
MSCO ................... 100,975 (100,975) — — —
NATW ................... 8,060 — — — 8,060
SSBT .................... 7,110 — — — 7,110
TDOM ................... 8,764 (361) — — 8,403
UBSW ................... 82,783 (82,783) — — —
WPAC ................... 82 — — — 82
Total ................... $1,284,560 $(1,119,700) $(2,250) $— $162,610
a
At December 31, 2025, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Diversified Income Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Diversified Income Fund
Assets:
Investments in Securities:
a
Convertible Bonds ....................... $ — $ 2,905,478 $ — $ 2,905,478
Corporate Bonds ........................ — 29,654,864 — 29,654,864
Senior Floating Rate Interests ............... — 6,296,488 — 6,296,488
Foreign Government and Agency Securities .... — 10,608,306 — 10,608,306
U.S. Government and Agency Securities ....... — 126,049 — 126,049
Asset-Backed Securities ................... — 1,773,035 — 1,773,035
Commercial Mortgage-Backed Securities ...... — 6,719,541 — 6,719,541
Mortgage-Backed Securities ................ — 31,129,066 — 31,129,066
10. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Diversified Income Fund
(continued)
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam VT Diversified Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Residential Mortgage-Backed Securities ....... $ — $ 7,693,527 $ — $ 7,693,527
Agency Commercial Mortgage-Backed Securities — 10,833,870 — 10,833,870
Short Term Investments ................... 20,905,155 135,760 — 21,040,915
Total Investments in Securities ........... $20,905,155 $107,875,984 $— $128,781,139
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,877 $— $2,877
Forward Premium Swap Option Contracts ..... — 821,928 — 821,928
Futures Contracts ....................... 23,668 — — 23,668
Swap Contracts ......................... — 760,067 — 760,067
Unfunded Loan Commitments .............. — 163 — 163
Total Other Financial Instruments ......... $23,668 $1,585,035 $— $1,608,703
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 2,929,130 $ — $ 2,929,130
Forward Exchange Contracts ............... — 62,827 — 62,827
Forward Premium Swap Option Contracts ...... — 563,436 — 563,436
Swap Contracts ......................... — 628,875 — 628,875
Total Other Financial Instruments ......... $— $4,184,268 $— $4,184,268
a
For detailed categories, see the accompanying Schedule of Investments.
11. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Diversified Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.30%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 3.87%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 3.74%
3-month STIBOR .................... 1.96%
6-month AUD BBR ................... 4.12%
6-month EURIBOR ................... 2.11%
6-month NIBOR ..................... 4.23%

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Diversified Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
VT Diversified Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

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Annual Report
Putnam VT Diversified Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $846
Section 163(j) Interest Earned §163(j) $5,174,183

Putnam Variable Trust

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39058-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026